CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non- controlling interests
Beginning balance at Dec. 31, 2019		£ 38,899	£ 33,973	£ 2,174	£ 7,250	£ 24,549	£ 4,865	£ 61
Comprehensive income
Profit for the period		304	86			86	204	14
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		514	514			514
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(106)	(106)		(106)
Equity shares		0
Gains and losses attributable to own credit risk, net of tax		(2)	(2)			(2)
Movements in cash flow hedging reserve, net of tax		111	111		111
Movements in foreign currency translation reserve, net of tax		0
Other comprehensive income for the period, net of tax		517	517		5	512
Total comprehensive income for the period	[1]	821	603		5	598	204	14
Transactions with owners
Distributions on other equity instruments		(204)					(204)
Issue of other equity instruments		1,070					1,070
Capital contributions received		61	61			61
Return of capital contributions		(2)	(2)			(2)
Total transactions with owners		925	59			59	866	0
Ending balance at Jun. 30, 2020	[2]	40,645	34,635	2,174	7,255	25,206	5,935	75
Comprehensive income
Profit for the period		1,162	937			937	213	12
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(401)	(401)			(401)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		86	86		86
Equity shares		(16)	(16)		(16)
Gains and losses attributable to own credit risk, net of tax		(53)	(53)			(53)
Movements in cash flow hedging reserve, net of tax		(160)	(160)		(160)
Other comprehensive income for the period, net of tax		(544)	(544)		(90)	(454)
Total comprehensive income for the period	[3]	618	393		(90)	483	213	12
Transactions with owners
Dividends		(7)						(7)
Distributions on other equity instruments		(213)					(213)
Capital contributions received		79	79			79
Return of capital contributions		(2)	(2)			(2)
Changes in non-controlling interests		(2)						(2)
Total transactions with owners		(145)	77			77	(213)	(9)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		16	(16)
Ending balance at Dec. 31, 2020	[4]	41,118	35,105	2,174	7,181	25,750	5,935	78
Comprehensive income
Profit for the period		3,708	3,489			3,489	203	16
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		281	281			281
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		86	86		86
Equity shares		1	1		1
Gains and losses attributable to own credit risk, net of tax		(26)	(26)			(26)
Movements in cash flow hedging reserve, net of tax		(1,000)	(1,000)		(1,000)
Movements in foreign currency translation reserve, net of tax		7	7		7
Other comprehensive income for the period, net of tax		(665)	(665)		(920)	255
Total comprehensive income for the period	[5]	3,043	2,824		(920)	3,744	203	16
Transactions with owners
Dividends		(1,003)	(1,000)			(1,000)		(3)
Distributions on other equity instruments		(203)					(203)
Issue of other equity instruments		1,549	(1)			(1)	1,550
Redemptions of other equity instruments		(1,850)	(9)			(9)	(1,841)
Capital contributions received		78	78			78
Return of capital contributions		(2)	(2)			(2)
Total transactions with owners		(1,431)	(934)			(934)	(494)	(3)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0	0		(1)	1
Ending balance at Jun. 30, 2021	[6]	£ 42,730	£ 36,995	£ 2,174	£ 6,260	£ 28,561	£ 5,644	£ 91

[1]	Total comprehensive income attributable to owners of the parent was £807 million
[2]	Total equity attributable to owners of the parent was £40,570 million.
[3]	Total comprehensive income attributable to owners of the parent was £606 million.
[4]	Total equity attributable to owners of the parent was £41,040 million
[5]	Total comprehensive income attributable to owners of the parent was £3,027 million.
[6]	Total equity attributable to owners of the parent was £42,639 million.